Derivative Financial Instruments - Warrants (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Changes in the Company's derivative financial instruments liability balance
Balance of warrants outstanding at the beginning of the period (in shares)	1,936,572	458,825	458,825	461,104
Issuance of Derivative Financial Instruments			1,636,969	2,583
Balance of derivative financial instruments-warrants liability	1,534,905		1,936,572	458,825
Balance of derivative financial instruments-warrants liability	$ 649,387	$ 834,940	$ 834,940
Change in fair value of derivative financial instruments-warrants during the period recognized as a loss in the condensed consolidated statements of operations	129,689	$ (555,506)	(3,401,072)	$ (2,462,137)
Balance of derivative financial instruments liability at the end of the period	$ 779,076		$ 649,387	$ 834,940
Warrants
Changes in the Company's derivative financial instruments liability balance
Weighted average remaining contractual life			4 years 4 months 24 days	2 years
Warrants | Black Scholes Option Pricing Method
Range of assumptions used to determine the fair value of warrants
Dividend yield (as a percent)	0.00%	0.00%	0.00%	0.00%
Changes in the Company's derivative financial instruments liability balance
Balance of warrants outstanding at the beginning of the period (in shares)	467,577	80,608	80,608	80,608
Issuance of Derivative Financial Instruments			386,969
Issuance of Derivative Financial Instruments			$ 3,215,519
Balance of derivative financial instruments-warrants liability	467,577		467,577	80,608
Balance of derivative financial instruments-warrants liability	$ 649,387	$ 834,940	$ 834,940	$ 3,297,077
Balance of derivative financial instruments liability at the end of the period	$ 779,076		$ 649,387	$ 834,940
Warrants | Black Scholes Option Pricing Method | Minimum
Range of assumptions used to determine the fair value of warrants
Estimated fair value of Trovagene common stock (in dollars per share)	$ 3.72	$ 13.80	$ 3.72	$ 25.20
Expected warrant term	9 months	1 year 9 months	1 year	2 years
Risk-free interest rate	1.76%	1.20%	1.27%	0.71%
Expected volatility (as a percent)	91.00%	94.00%	86.00%	82.00%
Warrants | Black Scholes Option Pricing Method | Maximum
Range of assumptions used to determine the fair value of warrants
Estimated fair value of Trovagene common stock (in dollars per share)	$ 4.20	$ 25.20	$ 15.12	$ 55.80
Expected warrant term	5 years 1 month	2 years	5 years 6 months	2 years 9 months 18 days
Risk-free interest rate	2.54%	1.27%	2.21%	1.20%
Expected volatility (as a percent)	116.00%	98.00%	116.00%	94.00%